Organization and Principal Activities	12 Months Ended
Dec. 31, 2018
Organization And Principal Activities [Abstract]
Organization and Principal Activities

Note 1. Organization and Principal Activities

Ideanomics, Inc. (Nasdaq: IDEX) (formerly known as Seven Stars Cloud Group, Inc. which changed its name effective as of October 17, 2018), is a Nevada corporation that primarily operates in Asia through its subsidiaries and variable interest entities (“VIEs”). Unless the context otherwise requires, the use of the terms "we," "us", "our" and the “Company” in these notes to consolidated financial statements refers to Ideanomics, Inc, its consolidated subsidiaries and VIEs.

Our Company consists of two operating segments which our Chief Executive Officer (our chief operating decision maker) reviews separately to make decisions about resource allocation and to assess performance: Legacy YOD segment and Wecast Service segment.

Legacy YOD segment provides premium content and integrated value-added service solutions for the delivery of video on demand (“VOD”) and paid video programming to digital cable providers, Internet Protocol Television (“IPTV”) providers, over-the-top (“OTT”) streaming providers, mobile manufacturers and operators, as well as direct customers. The Company historically has offered these products under the business name “YOU On Demand” and refers to these operations as the legacy YOD business. The revenues from Legacy YOD segment were from both minimum guarantee payments and revenue sharing arrangements with distribution partners as well as subscription or transactional fees from subscribers.

Wecast Services is currently primarily engaged in the logistics management and financing business primarily operated in Singapore.

Starting from early year 2017, the Company began transitioning our business model to become a next generation financial technology (“Fintech”) company through several acquisitions and the establishment of joint ventures, with the intention of offering financing solutions and logistics solutions, each based on the emergence of systems that utilize blockchain and artificial intelligence (“AI”) technologies. On the financing solutions side, the Company has been building capabilities both in providing business consulting services related to traditional financings, as well as in developing digital asset securitization services via AI and blockchain enabled platforms. On the logistics side, the Company has been building expertise in the traditional commodities trading business, with an initial focus on crude oil trading and consumer electronics trading, with the goal of leveraging such expertise to inform the development of an AI and blockchain enabled logistics platform.